Common Stock Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Common Stock Warrants

7. Common Stock Warrants

As of June 30, 2021, the Company had 7,623,436 Public Warrants and 5,016,666 Private Warrants outstanding. During the six months ended June 30, 2021, 9,626,559 Public Warrants were exercised for total proceeds of $110.7 million, of which $1.2 million had not been collected and are recorded as a warrant exercise receivable in the consolidated balance sheet.

As part of FEAC’s initial public offering, 17,250,000 Public Warrants were sold. The Public Warrants entitle the holder thereof to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustments. The Public Warrants may be exercised only for a whole number of shares of Class A common stock. No fractional shares will be issued upon exercise of the warrants. The Public Warrants will expire at 5:00 p.m. New York City time on December 16, 2025, or earlier upon redemption or liquidation. The Public Warrants are listed on the NYSE under the symbol “SKLZ.WS.”

The Company may call the Public Warrants for redemption starting anytime, in whole and not in part, at a price of $0.01 per warrant, so long as the Company provides not less than 30 days’ prior written notice of redemption to each warrant holder, and if, and only if, the reported last sale price of Class A common stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date the Company sends the notice of redemption to the warrant holders provided there is an effective registration statement covering the shares of Class A common stock issuable upon exercise of the warrants. On July 16, 2021, the Company announced it will redeem all Public Warrants that remain outstanding on August 16, 2021.

Simultaneously with FEAC’s initial public offering, FEAC consummated a private placement of 10,033,333 Private Placement Warrants with FEAC’s sponsor. In connection with the Business Combination, FEAC’s sponsor agreed to forfeit 5,016,666 private placement warrants. Each Private Placement Warrant is exercisable for one share of Class A common stock at a price of $11.50 per share, subject to adjustment.

The Private Warrants are identical to the Public Warrants, except that the Private Warrants and the shares of Class A common stock issuable upon exercise of the Private Warrants will not be transferable, assignable or salable until 30 days after the completion of a Business Combination, subject to certain limited exceptions. Additionally, the Private Warrants will be non-redeemable so long as they are held by the initial purchasers or such purchasers’ permitted transferees. If the Private Warrants are held by someone other than their initial purchasers or their permitted transferees, the Private Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.

10. Common Stock Warrants

As of December 31, 2020, the Company had 17,249,977 Public Warrants and 5,016,666 Private Warrants outstanding.

As part of FEAC’s initial public offering, 17,250,000 Public Warrants were sold. The Public Warrants entitle the holder thereof to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustments. The Public Warrants may be exercised only for a whole number of shares of Class A common stock. No fractional shares will be issued upon exercise of the warrants. The Public Warrants will expire at 5:00 p.m. New York City time on December 16, 2025, or earlier upon redemption or liquidation. The Public Warrants are listed on the NYSE under the symbol “SKLZ.WS.”

The Company may call the Public Warrants for redemption starting anytime, in whole and not in part, at a price of $0.01 per warrant, so long as the Company provides not less than 30 days’ prior written notice of redemption to each warrant holder, and if, and only if, the reported last sale price of Class A common stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date the Company sends the notice of redemption to the warrant holders provided there is an effective registration statement covering the shares of Class A common stock issuable upon exercise of the warrants.

Simultaneously with FEAC’s initial public offering, FEAC consummated a private placement of 10,033,333 Private Warrants with FEAC’s sponsor. In connection with the Business Combination, FEAC’s sponsor agreed to forfeit 5,016,666 Private Warrants. Each Private Warrant is exercisable for one share of Class A common stock at a price of $11.50 per share, subject to adjustment.

The Private Warrants are identical to the Public Warrants, except that the Private Warrants and the shares of Class A common stock issuable upon exercise of the Private Warrants will not be transferable, assignable or salable until 30 days after the completion of a Business Combination, subject to certain limited exceptions. Additionally, the Private Warrants will be non-redeemable so long as they are held by the initial purchasers or such purchasers’ permitted transferees. If the Private Warrants are held by someone other than their initial purchasers or their permitted transferees, the Private Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.